1
BNY Mellon Concentrated International ETF
Statement of Investments
January 31, 2025 (Unaudited)
Description Shares Value ($)
Common Stocks – 99.1%
Australia – 2.8%
CSL Ltd. 24,095 4,200,810
Canada – 7.7%
Alimentation Couche-Tard, Inc. 126,796 6,695,974
Canadian National Railway Co. 48,150 5,029,850
11,725,824
Denmark – 5.9%
Coloplast A/S, Class B 32,635 3,765,594
Novo Nordisk A/S, Class B 62,496 5,276,274
9,041,868
Finland – 2.6%
Kone OYJ, Class B 77,767 4,033,767
France – 14.2%
Air Liquide SA 31,534 5,515,465
L'Oréal SA 12,736 4,736,611
LVMH Moet Hennessy Louis Vuitton SE 8,293 6,052,311
TotalEnergies SE 91,307 5,341,358
21,645,745
Germany – 11.5%
adidas AG 18,300 4,839,120
Merck KGaA 32,433 4,925,765
SAP SE 27,989 7,796,096
17,560,981
Hong Kong – 6.5%
AIA Group Ltd. 781,784 5,443,060
CLP Holdings Ltd. 529,440 4,399,600
9,842,660
Ireland – 3.9%
Experian PLC 118,249 5,874,916
Japan – 12.5%
Daikin Industries Ltd. 24,400 2,890,022
Hoya Corp. 36,600 4,949,773
Keyence Corp. 11,600 5,029,820
Shin-Etsu Chemical Co. Ltd. 120,800 3,798,585
SMC Corp. 6,100 2,315,794
18,983,994
Netherlands – 7.1%
ASML Holding NV 8,010 6,005,319
Universal Music Group NV 174,286 4,870,859
10,876,178
Singapore – 3.1%
CapitaLand Ascendas REIT
(a)
2,440,000 4,650,184
Spain – 5.3%
Amadeus IT Group SA 108,562 7,996,164
Switzerland – 5.8%
Roche Holding AG 13,603 4,271,708
SGS SA 46,090 4,479,700
8,751,408
Taiwan – 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 37,324 7,812,660

Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 5.1%
Compass Group PLC 225,115 7,790,209
Total Common Stocks (cost $151,564,013) 150,787,368
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(b)(c)
(cost $1,052,916) 1,052,916 1,052,916
Total Investments (cost $152,616,929) 99.8% 151,840,284
Cash and Receivables (Net) 0.2% 299,563
Net Assets 100.0% 152,139,847
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2025.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Concentrated International ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2025 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2025, accumulated net unrealized depreciation on investments was $776,645, consisting of gross appreciation of $9,806,205 and gross depreciation of $10,582,850.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 150,787,368 — — 150,787,368
Investment Companies 1,052,916 — — 1,052,916
151,840,284 — — 151,840,284
†
See Statement of Investments for additional detailed categorizations, if any.